UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22744

American Funds Corporate Bond Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: May 31

Date of reporting period: February 28, 2018

Steven I. Koszalka

American Funds Corporate Bond Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

American Funds Corporate Bond Fund®

Investment portfolio

February 28, 2018

unaudited

Bonds, notes & other debt instruments 95.10% Corporate bonds & notes 90.24% Financials 19.57%	Principal amount (000)	Value (000)
ABN AMRO Bank NV 2.65% 20211	$800	$790
ACE INA Holdings Inc. 2.30% 2020	200	198
ACE INA Holdings Inc. 2.875% 2022	15	15
ACE INA Holdings Inc. 3.15% 2025	250	244
ACE INA Holdings Inc. 3.35% 2026	100	99
ACE INA Holdings Inc. 4.35% 2045	20	21
American Express Co. 2.20% 2020	900	882
American International Group, Inc. 3.90% 2026	300	299
American International Group, Inc. 4.80% 2045	100	104
Banco Santander, SA 3.70% 20221	1,450	1,454
Bank of America Corp. 3.55% 2024	2,900	2,900
Bank of America Corp. (3-month USD-LIBOR + 0.77%) 2.557% 20262	1,016	1,010
Bank of America Corp. 3.97% 2029	4,327	4,320
Bank of Nova Scotia 2.50% 2021	675	667
Barclays Bank PLC 4.375% 2026	1,500	1,506
Berkshire Hathaway Inc. 2.20% 2021	125	123
Berkshire Hathaway Inc. 3.125% 2026	350	341
Berkshire Hathaway Inc. 4.50% 2043	125	135
BNP Paribas 3.375% 20251	3,275	3,176
BPCE SA group 5.70% 20231	200	216
BPCE SA group 5.15% 20241	620	653
CBOE Holdings, Inc. 1.95% 2019	850	842
Citigroup Inc. 2.70% 2022	300	291
Citigroup Inc. 2.876% 2023	1,675	1,637
Citigroup Inc. 3.20% 2026	375	359
Cooperatieve Rabobank U.A. 2.75% 2023	250	244
Crédit Agricole SA 4.375% 20251	480	485
Credit Suisse Group AG 2.997% 20231	1,250	1,217
Credit Suisse Group AG 3.80% 2023	725	730
Credit Suisse Group AG 4.55% 2026	500	519
Credit Suisse Group AG 3.869% 20291	2,000	1,947
Danske Bank AS 2.70% 20221	200	195
Discover Financial Services 3.35% 2023	2,900	2,883
DNB ASA 2.375% 20211	250	245
Goldman Sachs Group, Inc. 2.905% 2023	2,125	2,073
Goldman Sachs Group, Inc. 3.20% 2023	2,419	2,385
Goldman Sachs Group, Inc. 3.584% 20232	1,100	1,149
Goldman Sachs Group, Inc. 3.75% 2025	188	187
Goldman Sachs Group, Inc. 3.814% 2029	2,455	2,400
Groupe BPCE SA 2.75% 20231	250	243
HSBC Holdings PLC 3.033% 2023	1,350	1,324
HSBC Holdings PLC 4.041% 2028	830	834
Intesa Sanpaolo SpA 5.017% 20241	870	869
Intesa Sanpaolo SpA 3.875% 20271	575	550
Intesa Sanpaolo SpA 3.875% 20281	2,450	2,335
JPMorgan Chase & Co. 3.509% 2029	850	825

American Funds Corporate Bond Fund — Page 1 of 14

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Lloyds Banking Group PLC 3.75% 2027	$590	$576
MetLife, Inc. 4.60% 2046	100	106
Metropolitan Life Global Funding I 2.00% 20201	150	148
Metropolitan Life Global Funding I 2.05% 20201	1,350	1,326
Metropolitan Life Global Funding I 2.50% 20201	150	149
Metropolitan Life Global Funding I 1.95% 20211	1,250	1,204
Metropolitan Life Global Funding I 2.40% 20211	1,200	1,183
Metropolitan Life Global Funding I 3.45% 20261	150	148
Metropolitan Life Global Funding I 3.00% 20271	200	190
Mitsubishi UFJ Financial Group, Inc. 2.665% 2022	605	588
Mitsubishi UFJ Financial Group, Inc. 3.455% 2023	1,750	1,751
Morgan Stanley 3.125% 2023	5,620	5,535
Morgan Stanley 3.625% 2027	402	395
Morgan Stanley 3.591% 2028	100	97
Morgan Stanley 3.772% 2029	2,656	2,602
New York Life Global Funding 1.50% 20191	60	59
New York Life Global Funding 1.95% 20201	800	782
New York Life Global Funding 1.70% 20211	900	861
New York Life Global Funding 2.00% 20211	1,050	1,022
New York Life Global Funding 2.30% 20221	2,000	1,936
New York Life Global Funding 3.00% 20281	550	525
PNC Bank 2.00% 2020	2,000	1,965
PRICOA Global Funding I 2.45% 20221	865	840
Prudential Financial, Inc. 5.625% 2043	150	158
Prudential Financial, Inc. 3.905% 20471	350	333
Rabobank Nederland 4.375% 2025	500	509
Royal Bank of Canada 2.125% 2020	1,500	1,480
Royal Bank of Scotland PLC 3.498% 2023	1,975	1,948
Santander Holdings USA, Inc. 3.40% 20231	750	734
Skandinaviska Enskilda 2.625% 20201	1,335	1,322
Sumitomo Mitsui Banking Corp. 2.784% 2022	790	773
Sumitomo Mitsui Banking Corp. 3.102% 2023	1,100	1,086
Svenska Handelsbanken AB 1.875% 2021	250	239
Svenska Handelsbanken AB 2.45% 2021	750	736
Swedbank AB 2.20% 20201	2,000	1,971
Toronto-Dominion Bank 1.90% 2019	1,025	1,013
Travelers Companies, Inc. 3.75% 2046	150	144
Travelers Companies, Inc. 4.00% 2047	105	104
Travelers Companies, Inc. 4.05% 2048	325	323
UniCredit SPA 4.625% 20271	605	618
UniCredit SPA 5.861% 20321	200	206
US Bancorp. 2.05% 2020	1,650	1,619
US Bancorp. 2.625% 2022	750	739
US Bancorp. 2.85% 2023	2,350	2,318
Wells Fargo & Co. 2.60% 2021	1,050	1,038
Wells Fargo & Co. 2.625% 2022	2,000	1,944
Wells Fargo & Co. 3.00% 2026	1,498	1,419
Wells Fargo & Co. 3.584% 2028	2,075	2,025
		94,708
Health care 13.42%
Abbott Laboratories 2.90% 2021	2,360	2,342
Abbott Laboratories 3.40% 2023	1,905	1,902
Abbott Laboratories 3.75% 2026	2,405	2,390

American Funds Corporate Bond Fund — Page 2 of 14

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Abbott Laboratories 4.90% 2046	$670	$722
AbbVie Inc. 2.50% 2020	100	99
AbbVie Inc. 2.30% 2021	330	322
AbbVie Inc. 2.85% 2023	600	583
AbbVie Inc. 3.20% 2026	2,000	1,914
AbbVie Inc. 4.45% 2046	2,085	2,076
Allergan PLC 2.35% 2018	371	371
Allergan PLC 3.00% 2020	300	300
Allergan PLC 3.45% 2022	400	399
Allergan PLC 3.80% 2025	2,250	2,224
Allergan PLC 4.75% 2045	175	174
Amgen Inc. 1.85% 2021	370	355
Amgen Inc. 2.65% 2022	1,675	1,637
Anthem, Inc. 2.95% 2022	475	465
AstraZeneca PLC 1.75% 2018	100	100
AstraZeneca PLC 2.375% 2022	2,325	2,256
AstraZeneca PLC 3.375% 2025	175	173
AstraZeneca PLC 4.375% 2045	200	202
Becton, Dickinson and Co. 2.675% 2019	49	49
Becton, Dickinson and Co. 2.894% 2022	1,210	1,180
Becton, Dickinson and Co. 3.363% 2024	3,250	3,150
Becton, Dickinson and Co. 3.70% 2027	4,545	4,355
Biogen Inc. 3.625% 2022	426	432
Boston Scientific Corp. 2.85% 2020	150	150
Boston Scientific Corp. 3.375% 2022	400	399
Celgene Corp 3.25% 2023	1,525	1,512
EMD Finance LLC 2.40% 20201	50	49
EMD Finance LLC 2.95% 20221	925	913
EMD Finance LLC 3.25% 20251	425	415
HCA Inc. 4.75% 2023	1,675	1,709
Johnson & Johnson 1.125% 2019	400	395
Johnson & Johnson 2.625% 2025	1,985	1,924
Johnson & Johnson 2.90% 2028	500	480
Johnson & Johnson 3.50% 2048	345	324
Laboratory Corporation of America Holdings 2.625% 2020	200	199
Laboratory Corporation of America Holdings 3.60% 2027	600	584
Medtronic, Inc. 3.50% 2025	200	200
Medtronic, Inc. 4.625% 2045	300	325
Novartis Capital Corp. 2.40% 2022	2,000	1,948
Roche Holdings, Inc. 2.25% 20191	400	398
Roche Holdings, Inc. 1.75% 20221	2,000	1,914
Roche Holdings, Inc. 3.35% 20241	1,000	1,004
Roche Holdings, Inc. 2.375% 20271	935	859
Shire PLC 2.40% 2021	3,975	3,842
Shire PLC 2.875% 2023	1,620	1,551
Shire PLC 3.20% 2026	2,690	2,507
Teva Pharmaceutical Finance Company BV 2.20% 2021	271	251
Teva Pharmaceutical Finance Company BV 2.80% 2023	6,540	5,731
Teva Pharmaceutical Finance Company BV 3.15% 2026	1,640	1,340
Teva Pharmaceutical Finance Company BV 4.10% 2046	1,650	1,222
UnitedHealth Group Inc. 2.125% 2021	100	98
UnitedHealth Group Inc. 3.75% 2025	400	406
WellPoint, Inc. 3.125% 2022	1,325	1,316
Zimmer Holdings, Inc. 2.00% 2018	100	100

American Funds Corporate Bond Fund — Page 3 of 14

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Zimmer Holdings, Inc. 2.70% 2020	$300	$298
Zimmer Holdings, Inc. 3.15% 2022	400	394
		64,929
Energy 11.36%
Anadarko Petroleum Corp. 4.85% 2021	545	569
Anadarko Petroleum Corp. 5.55% 2026	110	120
Anadarko Petroleum Corp. 6.60% 2046	560	701
Andeavor Logistics LP 3.50% 2022	985	970
Andeavor Logistics LP 4.25% 2027	85	83
Andeavor Logistics LP 5.20% 2047	50	49
Baker Hughes, a GE Co. 3.337% 2027	425	406
Baker Hughes, a GE Co. 4.08% 2047	1,105	1,040
Canadian Natural Resources Ltd. 2.95% 2023	245	240
Canadian Natural Resources Ltd. 3.85% 2027	985	968
Canadian Natural Resources Ltd. 4.95% 2047	1,245	1,296
Cenovus Energy Inc. 3.00% 2022	260	252
Cenovus Energy Inc. 4.25% 2027	3,370	3,299
Cenovus Energy Inc. 5.25% 2037	107	108
Cenovus Energy Inc. 5.40% 2047	2,164	2,175
Chevron Corp. 1.561% 2019	370	367
Chevron Corp. 2.10% 2021	1,225	1,197
Chevron Corp. 2.498% 2022	3,490	3,436
Chevron Corp. 2.954% 2026	140	134
Devon Energy Corp. 5.00% 2045	175	184
Ecopetrol SA 5.875% 2023	30	33
Enbridge Energy Partners, LP 4.375% 2020	60	62
Enbridge Energy Partners, LP 5.875% 2025	85	94
Enbridge Energy Partners, LP 7.375% 2045	1,750	2,282
Enbridge Inc. 2.90% 2022	825	801
Enbridge Inc. 4.00% 2023	150	153
Enbridge Inc. 3.70% 2027	1,075	1,040
Energy Transfer Partners, LP 4.75% 2026	75	76
Energy Transfer Partners, LP 4.00% 2027	322	307
Energy Transfer Partners, LP 4.20% 2027	1,070	1,042
Energy Transfer Partners, LP 6.125% 2045	250	268
Energy Transfer Partners, LP 5.30% 2047	2,265	2,188
Energy Transfer Partners, LP 5.40% 2047	2,076	2,037
EnLink Midstream Partners, LP 2.70% 2019	60	60
EnLink Midstream Partners, LP 4.85% 2026	270	275
EnLink Midstream Partners, LP 5.45% 2047	975	985
EQT Corp. 3.00% 2022	980	955
EQT Corp. 3.90% 2027	1,315	1,258
Exxon Mobil Corp. 2.222% 2021	2,000	1,967
Halliburton Co. 3.80% 2025	120	120
Halliburton Co. 5.00% 2045	410	445
Kinder Morgan Energy Partners, LP 3.50% 2023	850	839
Kinder Morgan Finance Co. 5.05% 2046	1,750	1,722
Kinder Morgan, Inc. 3.15% 2023	610	598
Kinder Morgan, Inc. 4.30% 2025	315	319
Kinder Morgan, Inc. 4.30% 2028	900	899
Kinder Morgan, Inc. 5.55% 2045	750	792
Kinder Morgan, Inc. 5.20% 2048	855	862
Marathon Oil Corp. 4.40% 2027	500	509

American Funds Corporate Bond Fund — Page 4 of 14

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
MPLX LP 4.125% 2027	$260	$258
MPLX LP 4.00% 2028	75	74
MPLX LP 5.20% 2047	110	114
MPLX LP 4.70% 2048	75	73
Noble Energy, Inc. 4.95% 2047	435	448
Petróleos Mexicanos 6.875% 2026	315	346
Petróleos Mexicanos 6.50% 20271	355	379
Petróleos Mexicanos 5.35% 20281	1,370	1,353
Petróleos Mexicanos 6.75% 20471	1,305	1,330
Petróleos Mexicanos 6.75% 2047	700	714
Petróleos Mexicanos 6.35% 20481	768	751
Phillips 66 3.90% 2028	595	595
Phillips 66 4.875% 2044	305	321
Phillips 66 Partners LP 3.55% 2026	185	178
Phillips 66 Partners LP 3.75% 2028	440	428
Phillips 66 Partners LP 4.90% 2046	10	10
Royal Dutch Shell PLC 1.75% 2021	50	48
Royal Dutch Shell PLC 2.50% 2026	100	93
Royal Dutch Shell PLC 3.75% 2046	95	91
Sabine Pass Liquefaction, LLC 5.625% 2021	380	402
Sabine Pass Liquefaction, LLC 5.625% 2025	607	654
Sabine Pass Liquefaction, LLC 5.875% 2026	100	109
Sabine Pass Liquefaction, LLC 5.00% 2027	430	447
Sabine Pass Liquefaction, LLC 4.20% 2028	100	98
Schlumberger BV 3.625% 20221	1,625	1,649
Schlumberger BV 4.00% 20251	715	726
Valero Energy Partners LP 4.375% 2026	225	228
Western Gas Partners LP 4.65% 2026	585	595
Western Gas Partners LP 4.50% 2028	70	71
Western Gas Partners LP 5.30% 2048	350	351
Williams Partners LP 4.50% 2023	800	828
Williams Partners LP 4.00% 2025	149	149
Williams Partners LP 3.75% 2027	509	493
		54,986
Utilities 11.00%
American Electric Power Co., Inc. 3.20% 2027	1,350	1,293
Berkshire Hathaway Energy Co. 2.375% 20211	1,750	1,728
Centerpoint Energy, Inc., 2.50% 2022	440	425
CMS Energy Corp. 3.00% 2026	600	573
CMS Energy Corp. 3.45% 2027	373	366
Colbun SA 4.50% 2024	200	206
Colbun SA 3.95% 20271	1,900	1,847
Comision Federal de Electricidad 4.75% 20271	500	508
Dominion Resources, Inc. 2.962% 2019	300	300
Dominion Resources, Inc. 2.579% 2020	425	420
EDP Finance BV 5.25% 20211	400	421
EDP Finance BV 3.625% 20241	3,550	3,505
Electricité de France SA 4.95% 20451	200	217
Electricité de France SA 5.25% 20491	150	151
Emera Inc. 6.75% 2076	400	446
Emera US Finance LP 4.75% 2046	1,215	1,224
Empresa Nacional de Electricidad SA 4.25% 2024	150	152
Enel Finance International SA 3.50% 20281	3,940	3,715

American Funds Corporate Bond Fund — Page 5 of 14

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Enel Finance International SA 6.00% 20391	$250	$294
Enel Società per Azioni 8.75% 20731	400	483
Entergy Corp. 4.00% 2022	1,500	1,538
Eversource Energy 2.50% 2021	300	296
Exelon Corp. 3.497% 2022	2,000	1,999
FirstEnergy Corp. 2.85% 2022	56	54
FirstEnergy Corp. 3.90% 2027	2,855	2,825
FirstEnergy Corp. 3.50% 20281	2,445	2,362
FirstEnergy Corp. 4.85% 2047	1,600	1,688
FirstEnergy Corp., Series B, 4.25% 2023	585	603
Great Plains Energy Inc. 4.20% 2047	1,264	1,277
Great Plains Energy Inc. 4.20% 2048	600	606
Iberdrola Finance Ireland 5.00% 20191	150	155
IPALCO Enterprises, Inc. 3.70% 2024	2,200	2,154
Mississippi Power Co. 4.25% 2042	1,825	1,719
National Grid Plc 3.15% 20271	265	255
New York State Electric & Gas Corp. 3.25% 20261	100	98
NextEra Energy, Inc. 1.649% 2018	500	497
Niagara Mohawk Power Corp. 3.508% 20241	300	301
NiSource Finance Corp. 2.65% 2022	100	98
Pacific Gas and Electric Co. 3.30% 2027	2,279	2,162
Pacific Gas and Electric Co. 3.30% 20271	1,500	1,417
Pennsylvania Electric Co. 3.25% 20281	500	479
Progress Energy, Inc. 7.00% 2031	525	680
Public Service Enterprise Group Inc. 1.60% 2019	515	505
Public Service Enterprise Group Inc. 2.00% 2021	1,375	1,314
Public Service Enterprise Group Inc. 2.65% 2022	2,500	2,434
Puget Energy, Inc. 5.625% 2022	490	531
Puget Energy, Inc. 3.65% 2025	275	274
SCANA Corp. 6.25% 2020	500	525
SCANA Corp. 4.75% 2021	2,350	2,404
SCANA Corp. 4.125% 2022	600	599
South Carolina Electric & Gas Co. 5.30% 2033	846	932
South Carolina Electric & Gas Co. 5.45% 2041	508	571
Southern California Edison Co., 4.125% 2048	500	499
Teco Finance, Inc. 5.15% 2020	810	843
Xcel Energy Inc. 3.35% 2026	290	285
		53,253
Consumer staples 10.35%
Altria Group, Inc. 2.625% 2020	175	175
Altria Group, Inc. 2.625% 2026	120	111
Altria Group, Inc. 3.875% 2046	2,450	2,266
Anheuser-Busch InBev NV 2.65% 2021	500	496
Anheuser-Busch InBev NV 3.65% 2026	3,240	3,216
Anheuser-Busch InBev NV 4.90% 2046	885	947
British American Tobacco PLC 2.297% 20201	1,000	982
British American Tobacco PLC 2.764% 20221	310	301
British American Tobacco PLC 3.222% 20241	400	386
British American Tobacco PLC 3.557% 20271	4,880	4,674
British American Tobacco PLC 4.54% 20471	3,425	3,345
Coca-Cola Co. 2.20% 2022	1,250	1,214
Colgate-Palmolive Co. 2.25% 2022	1,925	1,871
Constellation Brands, Inc. 2.25% 2020	600	588

American Funds Corporate Bond Fund — Page 6 of 14

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Constellation Brands, Inc. 2.65% 2022	$1,195	$1,156
Constellation Brands, Inc. 2.70% 2022	20	20
Constellation Brands, Inc. 3.20% 2023	1,886	1,865
Constellation Brands, Inc. 3.50% 2027	265	258
Constellation Brands, Inc. 3.60% 2028	710	688
Constellation Brands, Inc. 4.50% 2047	15	15
Constellation Brands, Inc. 4.10% 2048	200	186
Costco Wholesale Corp. 2.15% 2021	150	147
Costco Wholesale Corp. 2.30% 2022	150	146
Costco Wholesale Corp. 2.75% 2024	1,550	1,509
Costco Wholesale Corp. 3.00% 2027	525	508
Kraft Foods Inc. 3.50% 2022	1,650	1,654
Molson Coors Brewing Co. 1.45% 2019	100	98
Molson Coors Brewing Co. 2.25% 2020	325	321
Molson Coors Brewing Co. 2.10% 2021	750	723
Molson Coors Brewing Co. 3.00% 2026	250	234
Molson Coors Brewing Co. 4.20% 2046	1,180	1,111
Pernod Ricard SA 4.45% 20221	600	625
Philip Morris International Inc. 2.00% 2020	80	79
Philip Morris International Inc. 2.375% 2022	2,500	2,412
Philip Morris International Inc. 2.50% 2022	750	727
Philip Morris International Inc. 3.125% 2028	200	191
Philip Morris International Inc. 3.875% 2042	150	141
Philip Morris International Inc. 4.25% 2044	1,700	1,696
Procter & Gamble Co. 1.75% 2019	3,450	3,416
Reckitt Benckiser Group PLC 2.375% 20221	1,550	1,485
Reckitt Benckiser Group PLC 2.75% 20241	225	212
Reynolds American Inc. 4.45% 2025	225	232
Reynolds American Inc. 5.85% 2045	225	262
Wal-Mart Stores, Inc. 1.75% 2019	3,975	3,932
Wal-Mart Stores, Inc. 2.35% 2022	200	195
WM. Wrigley Jr. Co 2.90% 20191	300	301
WM. Wrigley Jr. Co 3.375% 20201	2,950	2,987
		50,104
Consumer discretionary 9.72%
Amazon.com, Inc. 2.40% 20231	950	918
Amazon.com, Inc. 2.80% 20241	100	97
Amazon.com, Inc. 3.15% 20271	4,850	4,685
Amazon.com, Inc. 3.875% 20371	347	347
Amazon.com, Inc. 4.05% 20471	2,300	2,297
American Honda Finance Corp. 1.65% 2021	200	192
American Honda Finance Corp. 2.60% 2022	100	98
American Honda Finance Corp. 3.50% 2028	200	200
Bayerische Motoren Werke AG 2.15% 20201	100	99
Bayerische Motoren Werke AG 1.85% 20211	850	817
Bayerische Motoren Werke AG 2.00% 20211	400	388
Bayerische Motoren Werke AG 2.80% 20261	105	100
CCO Holdings LLC and CCO Holdings Capital Corp. 3.579% 2020	200	202
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025	200	206
CCO Holdings LLC and CCO Holdings Capital Corp. 3.75% 2028	200	185
CCO Holdings LLC and CCO Holdings Capital Corp. 4.20% 2028	2,980	2,861
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 2047	930	924
Comcast Corp. 3.30% 2027	250	242

American Funds Corporate Bond Fund — Page 7 of 14

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Comcast Corp. 4.75% 2044	$300	$320
Comcast Corp. 4.00% 2047	490	463
Comcast Corp. 4.00% 2048	605	566
Daimler Finance NA LLC 2.70% 20201	1,250	1,242
DaimlerChrysler North America Holding Corp. 2.25% 20201	425	420
DaimlerChrysler North America Holding Corp. 2.20% 20211	725	700
DaimlerChrysler North America Holding Corp. 2.30% 20211	400	392
DaimlerChrysler North America Holding Corp. 3.35% 20231	1,200	1,195
DaimlerChrysler North America Holding Corp. 3.50% 20251	300	298
Discovery Communications, Inc. 3.95% 2028	750	721
Ford Motor Co. 4.346% 2026	1,150	1,135
Ford Motor Credit Co. 3.157% 2020	600	598
Ford Motor Credit Co. 4.134% 2025	200	197
Ford Motor Credit Co. 3.815% 2027	200	187
Ford Motor Credit Co. 5.291% 2046	2,850	2,814
General Motors Co. 6.75% 2046	305	362
General Motors Co. 5.40% 2048	1,575	1,627
General Motors Financial Co. 3.50% 2024	1,490	1,439
General Motors Financial Co. 6.60% 2036	45	52
Home Depot, Inc. 2.80% 2027	500	472
Home Depot, Inc. 3.90% 2047	250	247
Hyundai Capital America 2.55% 20201	1,235	1,218
Hyundai Capital America 3.25% 20221	1,625	1,597
McDonald’s Corp. 3.50% 2027	175	173
McDonald’s Corp. 4.875% 2045	475	516
McDonald’s Corp. 4.45% 2047	950	971
NBC Universal Enterprise, Inc. 5.25% 20491	475	490
Newell Rubbermaid Inc. 2.60% 2019	10	10
Newell Rubbermaid Inc. 3.15% 2021	380	376
Newell Rubbermaid Inc. 3.85% 2023	1,535	1,529
Newell Rubbermaid Inc. 5.50% 2046	888	946
Nissan Motor Co., Ltd. 2.60% 20221	2,125	2,061
Starbucks Corp. 2.20% 2020	165	163
Starbucks Corp. 2.70% 2022	2,500	2,478
Starbucks Corp. 3.10% 2023	1,750	1,748
Starbucks Corp. 4.30% 2045	125	131
Starbucks Corp. 3.75% 2047	200	190
Toyota Motor Credit Corp. 2.15% 2022	200	193
Toyota Motor Credit Corp. 2.70% 2023	1,025	1,014
Toyota Motor Credit Corp. 3.20% 2027	340	335
Toyota Motor Credit Corp. 3.05% 2028	384	372
WPP Finance 2010 3.75% 2024	200	200
		47,016
Information technology 4.23%
Analog Devices, Inc. 2.50% 2021	25	24
Analog Devices, Inc. 3.125% 2023	40	39
Analog Devices, Inc. 3.50% 2026	235	230
Apple Inc. 2.00% 2020	2,075	2,042
Apple Inc. 2.10% 2022	170	164
Apple Inc. 2.30% 2022	250	243
Apple Inc. 2.90% 2027	675	640
Apple Inc. 3.00% 2027	500	479
Apple Inc. 3.20% 2027	800	781

American Funds Corporate Bond Fund — Page 8 of 14

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
Apple Inc. 3.35% 2027	$370	$365
Apple Inc. 3.75% 2047	350	334
Apple Inc. 3.75% 2047	75	72
Apple Inc. 4.25% 2047	400	413
Broadcom Ltd. 3.00% 2022	1,025	1,004
Broadcom Ltd. 3.625% 2024	575	562
Broadcom Ltd. 3.875% 2027	1,605	1,542
Broadcom Ltd. 3.50% 2028	250	231
Microsoft Corp. 1.55% 2021	950	911
Microsoft Corp. 2.40% 2022	550	541
Microsoft Corp. 2.875% 2024	135	133
Microsoft Corp. 2.40% 2026	50	46
Microsoft Corp. 3.30% 2027	455	451
Microsoft Corp. 3.70% 2046	50	49
Microsoft Corp. 4.25% 2047	675	722
Oracle Corp. 1.90% 2021	2,725	2,635
Oracle Corp. 2.625% 2023	1,125	1,098
Oracle Corp. 3.25% 2027	1,860	1,806
Oracle Corp. 4.00% 2046	275	272
Oracle Corp. 4.00% 2047	325	323
Visa Inc. 2.15% 2022	1,400	1,348
Visa Inc. 2.80% 2022	1,000	988
		20,488
Real estate 3.74%
Alexandria Real Estate Equities, Inc. 3.95% 2028	35	34
American Campus Communities, Inc. 3.35% 2020	110	111
American Campus Communities, Inc. 3.75% 2023	1,350	1,355
American Campus Communities, Inc. 4.125% 2024	200	203
American Campus Communities, Inc. 3.625% 2027	1,890	1,820
DCT Industrial Trust Inc. 4.50% 2023	60	61
EPR Properties 4.75% 2026	275	276
Essex Portfolio LP 3.625% 2022	200	202
Essex Portfolio LP 3.50% 2025	70	69
Essex Portfolio LP 3.375% 2026	200	194
Hospitality Properties Trust 3.95% 2028	340	321
Host Hotels & Resorts LP 4.50% 2026	220	224
Kimco Realty Corp. 3.40% 2022	1,850	1,858
Kimco Realty Corp. 3.30% 2025	1,000	965
Public Storage 3.094% 2027	100	96
Scentre Group 2.375% 20211	130	127
Scentre Group 3.50% 20251	450	442
Scentre Group 3.75% 20271	2,150	2,115
Simon Property Group, LP 3.375% 2027	1,275	1,231
UDR, Inc. 3.50% 2028	475	459
WEA Finance LLC 2.70% 20191	1,000	999
WEA Finance LLC 3.25% 20201	390	394
Westfield Corp. Ltd. 3.15% 20221	4,585	4,554
		18,110
Telecommunication services 2.87%
AT&T Inc. 3.90% 2027	500	497
AT&T Inc. 4.90% 2037	1,468	1,476
AT&T Inc. 4.35% 2045	1,250	1,120

American Funds Corporate Bond Fund — Page 9 of 14

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal amount (000)	Value (000)
AT&T Inc. 5.15% 2050	$2,500	$2,505
Deutsche Telekom International Finance BV 6.75% 2018	700	714
Deutsche Telekom International Finance BV 6.00% 2019	700	731
Deutsche Telekom International Finance BV 1.95% 20211	250	241
Deutsche Telekom International Finance BV 2.82% 20221	1,750	1,720
Deutsche Telekom International Finance BV 2.485% 20231	925	876
Deutsche Telekom International Finance BV 3.60% 20271	500	491
France Télécom 9.00% 2031	385	569
Verizon Communications Inc. 4.50% 2033	1,025	1,032
Verizon Communications Inc. 4.125% 2046	1,100	984
Verizon Communications Inc. 4.862% 2046	408	406
Verizon Communications Inc. 4.522% 2048	560	531
		13,893
Industrials 2.83%
3M Co. 2.25% 2023	1,641	1,592
3M Co. 2.25% 2026	80	73
Canadian National Railway Co. 3.20% 2046	35	31
Canadian National Railway Co. 3.65% 2048	330	317
Continental Airlines, Inc., Series 2000-2, Class A1, 7.707% 20223	40	44
CSX Corp. 3.80% 2028	2,850	2,841
ERAC USA Finance Co. 2.70% 20231	1,675	1,605
Lockheed Martin Corp. 1.85% 2018	15	15
Lockheed Martin Corp. 2.50% 2020	83	82
Lockheed Martin Corp. 3.10% 2023	135	135
Lockheed Martin Corp. 3.55% 2026	290	291
Lockheed Martin Corp. 4.50% 2036	10	11
Lockheed Martin Corp. 4.70% 2046	150	163
Northrop Grumman Corp., 2.55% 2022	1,415	1,369
Northrop Grumman Corp., 3.25% 2028	400	384
Northrop Grumman Corp., 4.03% 2047	190	183
Rockwell Collins, Inc. 2.80% 2022	390	382
Roper Technologies, Inc. 2.80% 2021	25	24
Roper Technologies, Inc. 3.80% 2026	50	50
Siemens AG 2.70% 20221	975	962
Siemens AG 2.00% 20231	500	469
Siemens AG 3.125% 20241	1,100	1,089
Siemens AG 2.35% 20261	990	902
United Technologies Corp. 2.30% 2022	320	310
United Technologies Corp. 3.125% 2027	275	262
United Technologies Corp. 4.15% 2045	100	98
		13,684
Materials 1.15%
Anglo American Capital PLC 4.00% 20271	300	291
Chevron Phillips Chemical Company LLC 3.30% 20231	235	235
Chevron Phillips Chemical Company LLC 3.70% 20281	500	499
Dow Chemical Co. 4.125% 2021	100	104
Dow Chemical Co. 4.625% 2044	100	103
LYB International Finance BV 3.50% 2027	25	24
LYB International Finance BV 4.875% 2044	100	105
LyondellBasell Industries NV 6.00% 2021	200	218
Mosaic Co. 3.25% 2022	125	123
Mosaic Co. 4.05% 2027	200	194

American Funds Corporate Bond Fund — Page 10 of 14

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Praxair, Inc. 3.00% 2021	$100	$100
Rio Tinto Finance PLC 3.75% 2025	70	71
Rio Tinto PLC 4.125% 2042	80	82
Sherwin-Williams Co. 2.75% 2022	350	342
Sherwin-Williams Co. 3.125% 2024	250	243
Sherwin-Williams Co. 3.45% 2027	450	435
Sherwin-Williams Co. 4.50% 2047	1,095	1,097
Vale Overseas Ltd. 5.875% 2021	635	680
Vale SA 6.25% 2026	60	68
Vale SA 6.875% 2039	250	303
Westlake Chemical Corp. 4.375% 2047	235	227
		5,544
Total corporate bonds & notes		436,715
U.S. Treasury bonds & notes 3.22% U.S. Treasury 2.41%
U.S. Treasury 1.875% 2019	1,563	1,553
U.S. Treasury 2.25% 2020	200	200
U.S. Treasury 2.625% 2023	1,880	1,878
U.S. Treasury 2.75% 2028	837	828
U.S. Treasury 2.75% 2047	7,286	6,752
U.S. Treasury 2.75% 2047	400	371
U.S. Treasury 3.00% 2047	50	49
		11,631
U.S. Treasury inflation-protected securities 0.81%
U.S. Treasury Inflation-Protected Security 0.625% 20264,5	1,582	1,574
U.S. Treasury Inflation-Protected Security 0.375% 20275	1,260	1,221
U.S. Treasury Inflation-Protected Security 0.375% 20275	1,174	1,137
		3,932
Total U.S. Treasury bonds & notes		15,563
Bonds & notes of governments & government agencies outside the U.S. 0.98%
Portuguese Republic 5.125% 2024	1,500	1,595
Saudi Arabia (Kingdom of) 3.625% 20281	3,050	2,908
United Mexican States 3.75% 2028	250	240
		4,743
Municipals 0.64% Illinois 0.56%
G.O. Bonds, Pension Funding Series 2003, 5.10% 20333	2,900	2,739
South Carolina 0.08%
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-E, 5.25% 2055	350	385
		3,124
Asset-backed obligations 0.02%
Verizon Owner Trust, Series 2016-1A, Class A, 1.42% 20211,3	100	99
Total bonds, notes & other debt instruments (cost: $468,230,000)		460,244

American Funds Corporate Bond Fund — Page 11 of 14

unaudited

Short-term securities 6.05%	Principal amount (000)	Value (000)
Apple Inc. 1.64% due 4/20/20181	$7,000	$6,984
Estée Lauder Companies Inc. 1.45% due 3/5/20181	5,000	4,999
Home Depot Inc. 1.37% due 3/1/20181	10,300	10,299
IBM Credit LLC 1.62% due 3/13/20181	7,000	6,996
Total short-term securities (cost: $29,280,000)		29,278
Total investment securities 101.15% (cost: $497,510,000)		489,522
Other assets less liabilities (1.15)%		(5,579)
Net assets 100.00%		$483,943

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 2/28/2018 (000)	Upfront payments/ receipts (000)	Unrealized appreciation at 2/28/2018 (000)
3-month USD-LIBOR	2.51%	11/10/2047	$1,900	$172	$—	$172

1	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $144,562,000, which represented 29.87% of the net assets of the fund.
2	Coupon rate may change periodically.
3	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
4	A portion of this security was pledged as collateral. The total value of pledged collateral was $228,000, which represented .05% of the net assets of the fund.
5	Index-linked bond whose principal amount moves with a government price index.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

American Funds Corporate Bond Fund — Page 12 of 14

unaudited

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades. As of February 28, 2018, the fund did not have any futures contracts. The average month-end notional amount of futures contracts while held was $5,665,000. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. As of February 28, 2018, the fund did not have any credit default swaps. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $3,154,000 and $7,500,000, respectively.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

American Funds Corporate Bond Fund — Page 13 of 14

unaudited

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At February 28, 2018, all of the fund’s investments were classified as Level 2.

Key to abbreviations and symbol
Auth. = Authority
G.O. = General Obligation
LIBOR = London Interbank Offered Rate
Rev. = Revenue
USD/$ = U.S. dollars

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

MFGEFPX-032-0418O-S60655	American Funds Corporate Bond Fund — Page 14 of 14

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS CORPORATE BOND FUND

By /s/ David S. Lee
David S. Lee, President and Principal Executive Officer

Date: April 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ David S. Lee
David S. Lee, President and Principal Executive Officer

Date: April 27, 2018

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: April 27, 2018